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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year of Quarter Ended 30th September, 2006.

If amended report check here: |X|

DnB NOR ASSET MANAGEMENT (US), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

200 Park Ave., 31st Fl.                        New York    NY           10166
--------------------------------------------------------------------------------
Business Address             (Street)            (City)  (State)        (Zip)


Bard Johannessen        212-551-9800        PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION

--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 15TH day of November, 2006.

                                          DnB NOR ASSET MANAGEMENT (US), INC.
                                      -----------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/ Bard Johannessen
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------



                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              109

Form 13F Information Table Value Total:    3,851,339,061

--------------------------------------------------------------------------------------------------------------------------------
              Item 1                Item 2    Item 3      Item 4       Item 5            Item 6:              Item 7: Managers
                                                                                   Investment Discretion      Voting Authority
                                                                                -------------------------- ---------------------
                                   Title of                                               Shared   Shared            Shared None
            Name of Sec              Class   Cusip No    Fair Mv       SH/PRN    Sole (a)   (b)  Other (c) Sole (a)   (b)    (c)
--------------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch                 common  002896207    41,405,494     595,934   595,934                    595,934
Accenture Ltd                       common  G1150G111    36,625,462   1,155,013 1,155,013                  1,155,013
ACE Limited                         common  G0070K103    32,713,106     597,718   597,718                    597,718
AES Corp                            common  00130H105    21,836,630   1,070,948 1,070,948                  1,070,948
Aflac Inc                           common  001055102    29,539,956     645,541   645,541                    645,541
Alcoa Inc                           common  013817101    12,028,431     428,974   428,974                    428,974
Amdocs Ltd                          common  002256908    21,971,664     554,840   554,840                    554,840
American International Group Inc    common  026874107    64,690,234     976,309   976,309                    976,309
Amgen Inc                           common  031162100    67,642,774     945,656   945,656                    945,656
Apple Computer Inc                  common  037833100    27,864,986     361,742   361,742                    361,742
Applied Material Inc                common  038222105    18,913,087   1,066,728 1,066,728                  1,066,728
AT&T Inc                            common  00206R102    66,079,804   2,029,478 2,029,478                  2,029,478
Baker Hughes Inc                    common  057224107    27,854,858     408,429   408,429                    408,429
Bank of America Corporation         common  060505104    74,475,907   1,390,254 1,390,254                  1,390,254
Baxter International Inc            common  071813109    30,723,823     675,843   675,843                    675,843
Bed Bath and  Beyond                common  075896100    16,119,512     421,315   421,315                    421,315
Biomarin Pharmaceutical Inc         common  09061G101     6,064,214     426,157   426,157                    426,157
Blue Nile Inc.                      common  09578R103     6,094,005     167,648   167,648                    167,648
Capital One Financial               common  14040H105    41,137,135     522,974   522,974                    522,974
Cardinal Health                     common  14149Y108    30,010,770     456,507   456,507                    456,507
Cheesecake Factory                  common  163072101     3,845,264     141,422   141,422                    141,422
Chicago Mercantile Exchange         common  167760107    10,537,282      22,033    22,033                     22,033
Cisco Systems                       common  17275R102    61,536,477   2,675,499 2,675,499                  2,675,499
Citigroup Inc                       common  172967101    99,129,151   1,995,755 1,995,755                  1,995,755
Cleveland-Cliffs                    common  185896107     5,229,035     137,209   137,209                    137,209
Coca Cola Company                   common  191216100    73,409,061   1,642,996 1,642,996                  1,642,996
Comcast Corp New                    common  20030N101    43,762,802   1,187,593 1,187,593                  1,187,593
Commerce Bancorp Inc/ NJ            common  200519106    10,377,660     282,693   282,693                    282,693
ConocoPhillips                      common  20825C104     1,227,568      20,621    20,621                     20,621
Conor Medsystems Inc.               common  208264101    14,472,923     614,040   614,040                    614,040
Corning Incorporated                common  219350105    31,659,257   1,296,979 1,296,979                  1,296,979
Countrywide Financial Corp          common  222372104    39,177,348   1,118,075 1,118,075                  1,118,075
CSX Corp                            common  126408103    29,208,785     889,698   889,698                    889,698
CVS Corporation                     common  126650100    34,167,329   1,063,740 1,063,740                  1,063,740
Dow Chemical                        common  260543103    38,846,727     996,581   996,581                    996,581
E Trade Financial Corp              common  269246104    30,234,545   1,263,986 1,263,986                  1,263,986
Exxon Mobil Corporation             common  30231G102   205,596,145   3,064,026 3,064,026                  3,064,026
First Marblehead Corp               common  320771108     5,661,589      81,744    81,744                     81,744
Forest Oil                          common  346091705     8,141,027     257,709   257,709                    257,709
General Electric Company            common  369604103   226,290,791   6,410,504 6,410,504                  6,410,504
General Mills                       common  370334104    11,373,600     200,947   200,947                    200,947
Genzyme Corporation                 common  372917104    39,456,591     584,802   584,802                    584,802
Goldman Sachs Group                 common  38141G104    27,079,719     160,074   160,074                    160,074
Harley Davidson                     common  412822108     8,668,662     138,146   138,146                    138,146
Health Net Inc                      common  42222G108    26,257,531     603,344   603,344                    603,344
HIMX Technologies Inc. ADR          common  43289P106     4,111,657     720,080   720,080                    720,080
Home Depot Inc                      common  437076102    28,901,459     796,842   796,842                    796,842
Hopsira Inc                         common  441060100    10,584,678     276,579   276,579                    276,579
IBM                                 common  459200101   109,859,826   1,340,735 1,340,735                  1,340,735
Indymac Bancorp Inc                 common  456607100    12,621,220     306,638   306,638                    306,638
Inverness Medical Innovation        common  46126P106    11,614,811     334,143   334,143                    334,143
IXIA                                common  45071R109     4,014,668     450,580   450,580                    450,580
J P Morgan Chase and Co             common  46625H100    63,176,885   1,345,334 1,345,334                  1,345,334
Johnson and Johnson                 common  478160104    84,868,917   1,306,882 1,306,882                  1,306,882

--------------------------------------------------------------------------------------------------------------------------------
              Item 1                Item 2    Item 3      Item 4       Item 5            Item 6:              Item 7: Managers
                                                                                   Investment Discretion      Voting Authority
                                                                                -------------------------- ---------------------
                                   Title of                                               Shared   Shared            Shared None
            Name of Sec              Class   Cusip No    Fair Mv       SH/PRN    Sole (a)   (b)  Other (c) Sole (a)   (b)    (c)
--------------------------------------------------------------------------------------------------------------------------------
Lazard Ltd.                         common  G54050102     3,596,441      89,956    89,956                     89,956
Lennar Corp                         common  526057104    11,910,343     263,212   263,212                    263,212
Level 3 Communications Inc          common  52729N100     5,303,626     991,332   991,332                    991,332
Louisiana-Pacific Corp              common  546347105     5,074,676     270,361   270,361                    270,361
Manpower Inc                        common  56418H100    20,698,476     337,824   337,824                    337,824
Marshall & Ilsley Corp              common  571834100     9,564,453     198,515   198,515                    198,515
Masco Corporation                   common  574599106    34,986,960   1,275,965 1,275,965                  1,275,965
Maxim Integrated Products           common  57772K101    27,148,378     967,167   967,167                    967,167
McGraw Hill Companies               common  580645109    24,577,736     423,535   423,535                    423,535
Medimunne                           common  584699102    12,092,210     413,975   413,975                    413,975
Medtronic                           common  585055106    27,005,649     581,517   581,517                    581,517
Microsoft Corporation               common  594918104   195,691,136   7,160,305 7,160,305                  7,160,305
Millicom International Cellular SA  common  003870570    13,267,492     324,230   324,230                    324,230
Morgans Hotel Group                 common  61748W108     4,503,038     360,243   360,243                    360,243
National Oilwell Varco              common  637071101    24,500,599     418,456   418,456                    418,456
Netflix Inc                         common  64110L106    10,117,373     444,134   444,134                    444,134
Nii Holdings B                      common  62913F201     7,055,533     113,506   113,506                    113,506
Noble Energy                        common  655044105    24,150,710     529,737   529,737                    529,737
Occidental Petroleum Corp           common  674599105    47,303,917     983,245   983,245                    983,245
ON Semiconductor Corp               common  682189105    14,896,980   2,533,500 2,533,500                  2,533,500
Oracle Corporation                  common  68389X105    35,008,772   1,973,437 1,973,437                  1,973,437
Pfizer Inc                          common  717081103   100,415,018   3,540,727 3,540,727                  3,540,727
PG and E Corp                       common  69331C108    37,670,676     904,458   904,458                    904,458
Plum Creek Timber Co                common  729251108    13,033,099     382,876   382,876                    382,876
PNC Financial Services Group        common  693475105    27,285,250     376,660   376,660                    376,660
Procter and Gamble Co               common  742718109   135,801,775   2,191,058 2,191,058                  2,191,058
Prudential Financial                common  744320102    39,135,389     513,251   513,251                    513,251
Qualcomm Inc                        common  747525103    30,595,068     841,680   841,680                    841,680
RESPIRONICS INC                     common  761230101     3,764,977      97,513    97,513                     97,513
Scheering Plough Corp               common  806605101    36,575,937   1,655,769 1,655,769                  1,655,769
Sherwin Williams Co                 common  824348106    15,753,834     282,428   282,428                    282,428
Simon Property Group Inc            common  828806109    10,061,086     111,025   111,025                    111,025
SLM Corporation                     common  78442P106    13,031,438     250,701   250,701                    250,701
Sonus Networks                      common  835916107    20,336,012   3,866,162 3,866,162                  3,866,162
Sprint Nextel Corp                  common  852061100    24,198,358   1,410,983 1,410,983                  1,410,983
Starbucks Corp                      common  855244109    12,228,070     359,121   359,121                    359,121
Station Casinos                     common  857689103     3,098,994      53,588    53,588                     53,588
Texas Instruments Inc               common  882508104    34,481,181   1,037,028 1,037,028                  1,037,028
Time Warner Inc                     common  887317105    88,644,943   4,862,586 4,862,586                  4,862,586
Toll Brothers                       common  889478103     5,834,266     207,773   207,773                    207,773
Transocean Inc                      common  G90078109    10,861,767     148,324   148,324                    148,324
TriZetto Group Inc                  common  896882107     8,715,023     575,629   575,629                    575,629
TXU Corporation                     common  873168108    25,177,554     402,712   402,712                    402,712
Tyco International                  common  902124106    48,724,628   1,740,787 1,740,787                  1,740,787
UnitedHealth Group Inc              common  91324P102    65,985,662   1,341,172 1,341,172                  1,341,172
UnumProvident Corporation           common  91529Y106     9,994,614     515,452   515,452                    515,452
Urban Outfitters                    common  917047102    11,275,750     636,329   636,329                    636,329
Valero Energy Corp                  common  91913Y100    21,566,342     419,008   419,008                    419,008
Verizon Communications Inc          common  92343V104    95,080,796   2,560,754 2,560,754                  2,560,754
Wachovia Corporation                common  929903102    85,491,961   1,532,114 1,532,114                  1,532,114
Walgreen                            common  931422109    21,129,285     475,992   475,992                    475,992
Wells Fargo and Company             common  949746101    24,441,508     675,553   675,553                    675,553
Whole Foods Market Inc.             common  966837106    25,492,736     428,954   428,954                    428,954
Wyeth                               common  983024100    52,015,624   1,023,124 1,023,124                  1,023,124

--------------------------------------------------------------------------------------------------------------------------------
              Item 1                Item 2    Item 3      Item 4       Item 5            Item 6:              Item 7: Managers
                                                                                   Investment Discretion      Voting Authority
                                                                                -------------------------- ---------------------
                                   Title of                                               Shared   Shared            Shared None
            Name of Sec              Class   Cusip No    Fair Mv       SH/PRN    Sole (a)   (b)  Other (c) Sole (a)   (b)    (c)
--------------------------------------------------------------------------------------------------------------------------------
Yahoo                               common  984332106    46,093,100   1,823,303 1,823,303                  1,823,303
                                                      ------------- ------------
                                                      3,851,339,061 106,524,783
                                                      ------------- ------------